Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Fair Value Measurements Inputs [Abstract]
Schedule of Public Warrants Were Exercised	During the year ended December 31,2022, 500 public warrants were exercised in a total amount of $5.
	Public Warrants (Level 1)	Private Placement Warrants (Level 3)	Total Warrant liability
	(Unaudited)
Balance, December 31, 2022	$12,960	$7,055	$20,015
Change in fair value	11,640	10,623	22,263
Balance, June 30, 2023	$24,600	$17,678	$42,278

Schedule of Fair Value of the Private Placement Warrant Liabilities	The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:
	June 30, 2023	December 31, 2022
	(Unaudited)
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$7.20	$4.36
Expiration term (in years)	3.17	3.66
Volatility	51.7%	52.9%
Risk-free Rate	4.45%	4.13%
Dividend yield	0%	0%

Schedule of Price Adjustment Shares, and the Restricted Sponsor Shares	The Company has determined that the price adjustment shares, and the restricted sponsor shares should be accounted for as liabilities measured at fair value through earnings since the restricted sponsor shares and the price adjustment shares are not eligible to be classified as equity pursuant to ASC 815-40
	Restricted sponsor shares (Level 3)	Price adjustment shares (Level 3)	Total
	(Unaudited)
Balance, December 31,2022	$17,532	$26,184	$43,716
Change in fair value of restricted sponsor shares and price adjustment shares	20,093	36,597	56,690
Balance, June 30,2023	$37,625	$62,781	$100,406

Schedule of Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:
	June 30, 2023		December 31, 2022
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
	(Unaudited)
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30	$12.5-$17.5	$12.5-$30	$12.5-$17.5
Remaining exercise period	5.17	3.17	5.66	3.66
Share value	$2.95-$5.65	$3.42-$4.8	$1.17-$2.63	$1.32-$2.0